Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10K) - USD ($)		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Less: discount on convertible debt		$ (79,192)	$ (131,849)
Total convertible notes payable - net of debt discount				455,958
5% Convertible Note Due July 1, 2016 [Member]
Short-term Debt [Line Items]
Total convertible notes payable				150,000
14% Secured Convertible Promissory Note (Initial Note) [Member]
Short-term Debt [Line Items]
Total convertible notes payable	[1]			272,708
0% Convertible Interest Bearing Note [Member]
Short-term Debt [Line Items]
Total convertible notes payable				50,000
Convertible Note Payable [Member]
Short-term Debt [Line Items]
Total convertible notes payable				472,708
Less: discount on convertible debt				16,750
Total convertible notes payable - net of debt discount				$ 455,958

[1]	On April 14, 2016, this note (the "Initial Note") was transferred to MR Group I, LLC ("Investor"). In addition, on April 14, 2016, the Company issued and sold to Investor a convertible promissory note dated April 18, 2016, bearing interest at 14% per annum in the principal amount of $300,000 (the "Additional Note", together with the Initial Note, the "Notes"). The Additional Note had a maturity date of January 18, 2017 and an original issue discount of $100,000. On May 13, 2016, the Company entered into Exchange Agreement (the "Exchange Agreement") with the Investor pursuant to which the Company (i) issued Investor a 14% secured convertible promissory note dated May 13, 2016 in the aggregate principal amount of $219,200 with an August 31, 2016 maturity date (the "Note") in exchange for a previously issued 14% secured convertible promissory note dated September 10, 2015 in the original principal amount of $275,000 (with current outstanding principal and interest of $197,208 and $21,992, respectively) with a May 10, 2016 maturity date held by Investor and (ii) issued Investor a 14% secured convertible promissory note dated May 13, 2016 in the aggregate principal amount of $302,647 with an April 30, 2017 maturity date (the "Second Note", together with the Note, the "Exchange Notes") in exchange for a previously issued 14% secured convertible promissory note dated April 18, 2016 in the original principal amount of $300,000 (with current outstanding principal and interest of $300,000 and $2,647, respectively) with a May 10, 2016 maturity date held by Investor. During the June period, $196,330 of the note was converted into common shares. On June 6, 2016, the Company paid the remaining outstanding amount under this Note ($100,000) in full, and on June 28, 2016, the Company paid the outstanding amount under the Second Note ($306,378) in full.